SCHEDULE OF CONVERTIBLE DEBT OBLIGATIONS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Convertible debt obligations, current portion		$ 5,752,328
Convertible debt obligations, non-current portion		2,223,523
Convertible debt [member]
IfrsStatementLineItems [Line Items]
Convertible debt obligations, beginning balance	7,975,851	1,274,010
Addition		9,599,390
Converted to equity	(5,971,029)	(459,370)
Converted to short term debt		(539,245)
Repayment	(2,004,822)	(509,311)
Deferred debt discount and Cost of Fund Raise		(1,389,623)
Convertible debt obligations, ending balance		$ 7,975,851